Business combination (Tables)	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Schedule of business combination with the purchase price allocated

Allocated value
(Amounts in thousands of RMB)
Assets acquired:
Cash	55
Prepaid expenses and other current assets	284
Intangible assets - Accounts in social media platforms	4,080
Goodwill	1,002
Total assets acquired	5,421
Liabilities assumed:
Accounts payable	1
Accrued expenses and other current liabilities	344
Notes payable	5,070
Total liabilities assumed	5,415
Total net assets acquired	6